Trade accounts receivable	12 Months Ended
Dec. 31, 2017
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable
7.	Trade accounts receivable

As of December 31, 2015, 2016 and 2017, trade accounts receivable are comprised of the following:

	December 31, 2015		December 31, 2016		December 31, 2017
Trade accounts receivable	Ps.	295,611	Ps.	638,166	Ps.	1,028,898
Allowance for doubtful accounts		(136,415)		(30,622)		(31,528)
	Ps.	159,196	Ps.	607,544	Ps.	997,370

Accounts receivable include balances to be reimbursed to the Company by domestic and international airlines for passenger charges fees (TUA) of Ps. 170,541, Ps 414,655 and Ps. 644,142 as of December 31, 2015, 2016 and 2017, respectively. Passenger charges are payable for each passenger (other than diplomats, infants, transfer and transit passengers) departing from the airport terminals operated by the Company and are collected by the airlines and subsequently remitted to the Company.

The movements for bad debt expense in the allowance for doubtful accounts are recognized under cost of services in the consolidated statement of profit or loss and other comprehensive income.

	2015		2016		2017
Beginning balance	Ps.	(152,998)	Ps.	(136,415)	Ps.	(30,622)
Bad debt expense		(15,285)		(14,327)		(12,006)
Write-offs		9,905		105,236		—
Reversal of bad debts		24,891		14,884		11,100
Increased for MBJA´s consolidation		(2,928)		—		—
Ending balance	Ps.	(136,415)	Ps.	(30,622)	Ps.	(31,528)

The allowance for doubtful accounts is comprised of customer balances that are in litigation or bankruptcy process and legal proceedings, which at the date of the consolidated financial statements are not yet completed. As of December 31, 2015, 2016 and 2017 these balances amounted to Ps. 110,442, Ps. 9,876 and Ps.12,412, respectively. The allowance also includes customer balances in arrears in their payments and that are in a process of regularization; therefore they have not been sued. At December 31, 2015, 2016 and 2017 the amount of these balances amounted to Ps.25,973, Ps. 20,747 and Ps.19,115, respectively. During, 2015, 2016 and 2017, the Company recognized reversals of bad debt of the balances that were in a legal process with an unfavorable outcome for the Company. The amount of these bad debt expense totaled Ps. 24,891, Ps. 14,884 and Ps. 11,100, respectively also decreasing the balance of accounts receivable. The reversal of bad debts had no effect on the operating results of the Company during 2015, 2016 and 2017. There are other cancellations of write-off for customers that were in arrears in their payments, but were paid in 2015 and 2016 for Ps. 9,905 and Ps. 105,236, respectively.  In 2017, there were no such cancellations.

Following are past due balances of accounts receivable, for which there has not been a provision of allowance for doubtful accounts, according to the Company’s policy and their maturity date:

	December 31, 2015		December 31, 2016		December 31, 2017
Accounts receivables past due from 1 to 30 days	Ps.	52,833	Ps.	28,477	Ps.	45,895
Accounts receivables past due 31 to 60 days		8,290		7,225		11,588
Accounts receivables past due 61 to 90 days		4,292		6,300		5,966
Accounts receivables past due more than 90 days		1,834		510		207
	Ps.	67,249	Ps.	42,512	Ps.	63,656

Following is the percentage of the main clients of the Company with relation to the total of the trade accounts receivable, segregating the accounts receivable of airport services (SAE) and the passengers charges (TUA) that corresponds to the amounts that airlines recover from passengers on behalf of the Company and subsequently pay:

	December 31, 2015		December 31, 2016		December 31, 2017
	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE	% receivable of TUA	% receivable of SAE
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	23.0%	15.8%	13.3%	2.9%	25.5%	3.5%
ABC Aerolíneas, S.A. de C.V.	6.4%	5.7%	4.6%	1.0%	12.0%	1.3%
Aerovías de México, S.A. de C.V.	4.9%	7.4%	2.7%	0.8%	6.0%	0.9%
Aerolitoral, S.A. de C.V.	7.9%	5.9%	4.8%	0.4%	4.9%	0.5%

The Company has cash, bonds and goods that guarantee certain amounts from TUA as well as accounts receivable from clients as of December 31, 2015, 2016 and 2017. These guarantees could be applied to any unpaid balance in case of a breach from clients and under certain circumstances.